Long-Term Bank Loans - Schedule of Future Principal Payments For Long-Term Bank Loans (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Principal Payments [Abstract]
2026	$ 571
2027	265
2028	273
2029	280
2030	288
Thereafter	447
Total long-term bank loans	$ 2,124